Cover	Jun. 17, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2022
Entity File Number	001-36759
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Central Index Key	0001618921
Entity Tax Identification Number	47-1758322
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	108 Wilmot Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
3.600% Walgreens Boots Alliance, Inc. notes due 2025
Title of 12(b) Security	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
2.125% Walgreens Boots Alliance, Inc. notes due 2026
Title of 12(b) Security	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ